Trade and other payables	12 Months Ended
Jan. 31, 2018
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	January 31, 2018	January 31, 2017
	£000	£000
Trade payables	4,414	906
Other taxes and social security	164	94
Accruals	4,078	2,884
Other creditors	276	100
	8,932	3,984